SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHARE CAPITAL

15. SHARE CAPITAL

On January 5, 2021, the Company completed a private placement where 2,400,000 units were issued, consisting of one common share and one common share purchase warrant issued at a price of $0.40 (Canadian dollars (“CAD”)) for total gross proceeds of $300,000 CAD ($236,090 (United States dollars (“USD”))). The derivative liability valuation of the warrants issued is $1,559,108.

February 4, 2021, the Company completed a private placement where 8,000,000 units were issued, consisting of one common share and one common share purchase warrant issued at a price of $0.54 CAD for total gross proceeds of $4,000,000 CAD ($3,118,179 USD). The derivative liability valuation of the warrants issued is $1,818,140.

On March 23, 2021, the Company completed a private placement where 1,200,000 units were issued, consisting of one common share and one common share purchase warrant issued at a price of $1 USD for total gross proceeds of $1,200,000 USD.

On May 11, 2021, 4,504,600 common shares were issued for debt conversion of $135,138. On June 25, 2021, 3,413,700 common shares were issued for debt conversion of $341,370. The sBetOne Inc. debt of $824,041 was converted into shares of VON upon deconsolidation.

On July 14, 2021, the Company completed a registered direct offering where 4,687,500 units were issued, consisting of one common share and one common share purchase warrant issued at a price of $0.80 USD for total gross proceeds of $3,750,000 USD.

On November 29, 2021, the Company converted shares for services rendered where 51,217 units were issued.

On December 29, 2021, the Company completed a registered direct offering where 1,956,521 units were issued, consisting of one common share and one common share purchase warrant issued at a price of $0.23 USD for total gross proceeds of $450,000 USD.

On December 29, 2021, the Company completed a private placement where 173,609 common shares were issued to directors and officers of the Company at a price of $0.288 USD for total gross proceeds of $50,000 USD.

On December 31, 2021, there were 11,721,250 warrants exercised for common shares.

On January 28, 2022, the Company issued 244,139 common shares at $0.2048 USD per share for a total value of $50,000 USD, $33,500 USD of the share issuance value was a private placement for cash and $16,500 USD of the share issuance value was for vendor payable debt conversion.

On January 28, 2022, the Company completed a debt conversion where 488,281 common shares were issued at a price of $0.2048 USD per share for a total value of $100,000 USD.

On January 28, 2022, the Company issued 1,221,001 common shares for $200,000 USD cash at a price of $0.1638 USD per share.

On February 11, 2022, the Company issued 47,614 common shares for services rendered to the Company. The common shares were issued at a price of $0.21 USD per share, for a total value of $9,999 USD.

On February 28, 2022, the Company issued 2,592,592 common shares at a price of $0.135 USD per share for total a total value of $350,000 USD, $244,111 USD of the issuance value was for cash and $105,889 USD of the issuance value was for vendor payable debt conversion.

On May 9, 2022, the Company issued 83,325 common shares for services rendered to the Company at a price of $0.12 USD per share, for a total value of $9,999 USD.

On August 31, 2022, the Company issued 108,684 common shares for services rendered to the Company at a price of $0.092 USD per share, for a total value of $9,999 USD.

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021